Segment Information (Tables)	12 Months Ended
Jun. 30, 2025
Segment Information [Abstract]
Schedule of Total Revenue

The total of non-current assets other than financial instruments and deferred tax assets, broken down by location of the assets:

	30 June 2025 $	30 June 2024 $
Geographical information
United States	-	-
Greenland	107,856,418	5,000,000
Austria	55,557,718	50,609,184
	163,414,136	55,609,184